UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430

                        Oppenheimer U.S. Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

 STATEMENT OF INVESTMENTS   February 29, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                               PRINCIPAL    MARKET VALUE
                                                                                AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--10.6%
----------------------------------------------------------------------------------------------------------
 Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
 Series 2001-3, Cl. M1, 2.07%, 2/5/32 1                                      $  4,000,000   $  4,028,987
----------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2002-4, Cl. A2B, 1.74%, 1/17/05 2                                       1,219,074      1,220,416
----------------------------------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                             677,205        677,651
----------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2002-A, Cl. MF2, 6.54%, 1/25/32                                         5,000,000      5,229,590
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18 2                                       2,898,038      2,898,672
----------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
 Mtg. Obligations, Series 2003-4, Cl. 1A1, 1.21%, 9/25/17 1                     9,875,535      9,877,990
----------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
 Certificates, Series 2003-B, Cl. A2, 1.287%, 3/15/06                           5,700,000      5,704,907
----------------------------------------------------------------------------------------------------------
 Chase USA Master Trust, Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09 3                                         3,000,000      3,095,364
----------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2002-1, Cl. AF1, 2.474%, 9/25/32                                        1,364,516      1,366,919
 Series 2003-2, Cl. AF1, 1.19%, 5/25/33 1,2                                     4,076,846      4,077,078
----------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through
 Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 2                           5,000,000        786,938
----------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                                             674,698        675,385
----------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
 Series 2000-A, Cl. B, 0.678%, 8/15/25 2,4,5                                    4,550,157         11,375
----------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
 Series 2002-D, Cl. A2A, 2.10%, 3/15/05                                         3,446,534      3,453,251
----------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                          5,167,542      5,182,802
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                         12,356,139     12,385,177
----------------------------------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates:
 Series 2002-2, Cl. A2, 2.15%, 12/19/05                                           741,080        742,065
 Series 2003-2, Cl. A2, 1.56%, 12/18/06                                         4,000,000      4,010,220
----------------------------------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract, Commercial Mtg.
 Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18               6,259,870      6,405,833
----------------------------------------------------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail Installment Contracts,
 Series 2002-A, Cl. A2, 1.264%, 5/16/05 1,3                                     1,346,550      1,347,479
----------------------------------------------------------------------------------------------------------
 MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1,
 Cl. A, 3.59%, 7/25/07 1,2                                                        704,510        472,022
----------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
 Series 2003-B, Cl. A2, 1.20%, 11/15/05                                        16,000,000     16,010,669
----------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2002-HS1, Cl. M2, 6.46%, 1/25/27             3,000,000      3,070,571

                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                              PRINCIPAL     MARKET VALUE
                                                                                AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                                       $  3,543,689   $  3,586,845
 Series 2003-A, Cl. A2, 1.28%, 8/15/05                                          1,182,710      1,183,786
----------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06                                         4,532,322      4,563,587
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                                          9,346,181      9,353,460
----------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                        20,000,000     20,003,642
                                                                                            --------------
 Total Asset-Backed Securities (Cost $139,734,482)                                           131,422,681

----------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--74.5%
----------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--67.3%
----------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--66.4%
 Federal Home Loan Mortgage Corp.:
 5.50%, 1/1/34                                                                  3,586,341      3,675,194
 5.50%, 3/15/34 6                                                              25,154,000     25,751,408
 7%, 9/1/33-8/1/34                                                             37,556,624     39,918,390
 7.50%, 9/1/12-2/1/32                                                           2,874,089      3,085,290
 8%, 4/1/16                                                                     4,699,120      5,059,437
 9%, 8/1/22-5/1/25                                                              1,042,640      1,163,465
 11.50%, 6/1/20                                                                    87,113         99,521
 12.50%, 7/1/19                                                                   272,407        312,736
 13%, 8/1/15                                                                      246,569        284,814
 14%, 1/1/11                                                                       72,352         84,320
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
 Multiclass Mtg. Participation Certificates, Series 1669, Cl. G, 6.50%,
 2/15/23                                                                        3,551,943      3,623,369
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through Participation
 Certificates, Series 151, Cl. F, 9%, 5/15/21                                     269,778        270,512
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2368, Cl. PR, 6.50%, 10/15/31                                          10,000,000     10,577,794
 Series 2392, Cl. PV, 6%, 12/15/20                                              9,952,000     10,549,814
 Series 2410, Cl. NE, 6.50%, 9/15/30                                            6,481,615      6,648,068
 Series 2423, Cl. PD, 6.50%, 11/15/30                                           7,036,138      7,141,671
 Series 2491, Cl. PE, 6%, 12/15/27                                              4,520,000      4,601,660
 Series 2498, Cl. PC, 5.50%, 10/15/14                                           1,380,000      1,417,838
 Series 2500, Cl. FD, 1.594%, 3/15/32 1                                         3,353,869      3,379,691
 Series 2526, Cl. FE, 1.494%, 6/15/29 1                                         3,887,926      3,897,213
 Series 2551, Cl. FD, 1.494%, 1/15/33 1                                         3,345,389      3,360,293
 Series 2551, Cl. TA, 4.50%, 2/15/18                                            6,293,106      6,354,221
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 195, Cl. IO, (3.183)%, 4/1/28 7                                        14,559,177      2,632,019
 Series 205, Cl. IO, (4.296)%, 9/15/29 7                                       11,152,457      1,649,766
 Series 206, Cl. IO, (28.356)%, 12/15/29 7                                      3,109,479        512,072
 Series 2526, Cl. SE, 28.988%, 6/15/29 7                                        5,149,342        522,573

                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 STATEMENT OF INVESTMENTS   Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL     MARKET VALUE
                                                                                AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations:
 Series H006, Cl. A1, 1.724%, 4/15/08                                        $  1,625,966   $  1,620,659
 Series T-42, Cl. A2, 5.50%, 2/25/42                                            1,202,767      1,214,940
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp./Government National Mortgage
 Assn., Gtd. Multiclass Mtg. Participation Certificates, Series 28, Cl. PG,
 6.875%, 2/25/23                                                                5,712,000      5,931,429
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 3/15/34 6                                                                 43,452,000     43,533,473
 5.50%, 7/1/33-12/1/34                                                         27,984,760     28,660,374
 5.50%, 3/13/34 6                                                              32,939,000     33,700,714
 6.50%, 11/1/28-5/1/31                                                          7,722,867      8,131,378
 6.50%, 3/1/34 6                                                              113,601,000    119,494,052
 7%, 8/1/29-11/1/33                                                            18,437,733     19,676,831
 7%, 3/1/34 6                                                                 342,469,000    363,766,462
 8%, 12/1/22                                                                      166,601        182,484
 8.50%, 7/1/32                                                                  1,242,538      1,344,117
 11%, 7/1/16                                                                      121,636        137,983
 11.50%, 11/1/15-11/17/20                                                         733,135        839,518
 13%, 11/1/12                                                                      12,226         13,735
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
 Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                            10,000,000     11,153,494
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22                                                414,326        436,978
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                            852,412        859,168
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                          6,272,608      6,366,433
 Trust 2002-52, Cl. FD, 1.59%, 9/25/32 1                                        4,522,496      4,541,400
 Trust 2002-73, Cl. PA, 5%, 1/25/17                                             4,108,896      4,140,990
 Trust 2002-77, Cl. WF, 1.494%, 12/18/32 1                                      5,629,327      5,649,717
 Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                          6,290,397      6,381,563
 Trust 2003-81, Cl. PA, 5%, 2/25/12                                             2,638,563      2,699,176
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
 Trust 2001-T4, Cl. IO, 10.141%, 7/25/28 2,7                                   18,662,111        454,889
 Trust 2002-28, Cl. SA, 22.414%, 4/25/32 7                                      2,986,634        256,195
 Trust 2002-39, Cl. SD, 15.352%, 3/18/32 7                                      5,049,287        470,251
 Trust 2002-48, Cl. S, 19.463%, 7/25/32 7                                       4,826,267        488,268
 Trust 2002-52, Cl. SL, 20.352%, 9/25/32 7                                      3,056,890        320,017
 Trust 2002-53, Cl. SK, 15.014%, 4/25/32 7                                      3,149,595        292,934
 Trust 2002-56, Cl. SN, 23.536%, 7/25/32 7                                      6,594,734        672,559
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
 Trust 221, Cl. 2, (4.388)%, 5/1/23 7                                           3,161,237        568,343
 Trust 2001-63, Cl. SD, 29.623%, 12/18/31 7                                     3,911,867        410,484
 Trust 2001-68, Cl. SC, 25.209%, 11/25/31 7                                     3,143,774        313,843
 Trust 2002-52, Cl. SD, 14.526%, 9/25/32 7                                      4,522,495        420,677
                                                                                            --------------
                                                                                             821,718,677

                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                              PRINCIPAL     MARKET VALUE
                                                                                AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.9%
 Government National Mortgage Assn.:
 4.375%, 4/20/17                                                             $     76,856   $     78,259
 6.50%, 11/15/23-12/15/23                                                         347,250        369,352
 7%, 1/15/28-1/20/30                                                            2,837,024      3,024,778
 7.25%, 12/15/05                                                                    1,485          1,534
 7.50%, 10/15/06-11/15/26                                                       2,462,146      2,657,658
 8%, 3/15/05-8/15/28                                                              936,344      1,024,131
 8.25%, 4/15/08                                                                    19,172         20,705
 8.50%, 1/15/06-12/15/17                                                        1,572,077      1,750,106
 9%, 9/15/08-5/15/09                                                               48,618         53,114
 9.50%, 7/15/18-12/15/19                                                          108,859        121,797
 10%, 8/15/17-8/15/19                                                             208,243        235,897
 10.50%, 2/15/13-5/15/21                                                          920,077      1,046,777
 11%, 10/20/19-7/20/20                                                            581,471        661,591
 11.50%, 2/15/13                                                                   17,295         19,763
 12%, 12/15/12-3/15/14                                                              7,459          8,642
 12.50%, 1/15/14-11/15/14                                                         156,491        181,926
 13%, 4/15/11-12/15/14                                                             22,943         26,293
 13.50%, 5/15/11-1/15/13                                                           18,593         21,871
 14%, 6/15/11                                                                       9,805         11,579
                                                                                            --------------
                                                                                              11,315,773
----------------------------------------------------------------------------------------------------------
 PRIVATE--7.2%
----------------------------------------------------------------------------------------------------------
 COMMERCIAL--5.2%
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1996-MD6, Cl. A2, 7.638%, 11/13/29 1                                    3,000,000      3,443,253
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                       5,000,000      5,483,398
----------------------------------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
 Pass-Through Certificates, Series 1997-CTL1, 9.202%, 6/22/24 3,7              54,679,547      2,088,688
----------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 99.999%, 12/25/20 2,7           3,820,496          2,388
----------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
 Certificates, Series 2001-SP GA, Cl. B, 6.662%, 8/13/18 2                     10,767,000     12,022,864
----------------------------------------------------------------------------------------------------------
 Heller Financial Commercial Mortgage Asset Corp., Interest-Only
 Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 8.984%, 1/17/34 7       186,553,868      3,656,997
----------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
 Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                       10,000,000     11,853,446
----------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                                        972,511        928,748
----------------------------------------------------------------------------------------------------------
 PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                        10,000,000     11,300,774
----------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                  8,181,000      9,579,145
----------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Interest-Only Mtg. Pass-Through Certificates, Series 2002-AL1, Cl. AIO,
 13.321%, 3/25/33 7                                                            27,639,797      3,861,009
                                                                                            --------------
                                                                                              64,220,710

                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 STATEMENT OF INVESTMENTS   Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL     MARKET VALUE
                                                                               AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------
 RESIDENTIAL--2.0%
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations,
 Series 2002-2, Cl. 2A3, 6%, 2/25/32                                         $  7,884,878   $  7,997,500
----------------------------------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
 Series 2001-1, Cl. B, 6.64%, 4/15/18                                           2,500,000      2,611,237
----------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32             4,507,386      4,116,237
----------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
 Series 1995-2B, Cl. 2IO, (24.196)%, 6/15/25 7                                 24,160,372        390,838
----------------------------------------------------------------------------------------------------------
 Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
 Series 2000-1, Cl. M3, 2.84%, 1/25/40 1                                        2,173,197      2,192,073
----------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates, Series 2003-AR7, Cl. A1, 1.507%,
 8/25/33 1                                                                      7,383,439      7,390,483
                                                                                            --------------
                                                                                              24,698,368
                                                                                            --------------
 Total Mortgage-Backed Obligations (Cost $907,747,237)                                       921,953,528

----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--61.5%
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank Unsec. Bonds, Series S906, 3.50%, 8/15/06 8            20,000,000     20,674,280
----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.375%, 4/15/06                                                               29,000,000     29,301,194
 4.875%, 3/15/07                                                               30,500,000     32,722,901
 5.50%, 7/15/06                                                               117,300,000    126,698,663
 6.625%, 9/15/09                                                               55,020,000     63,739,019
 6.875%, 9/15/10                                                               10,100,000     11,915,909
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts., 1.51%, 2/7/05                           12,700,000     12,703,962
----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                                72,770,000     76,791,780
 5.25%, 6/15/06                                                                46,200,000     49,572,323
 5.50%, 2/15/06                                                                34,180,000     36,635,047
 7.25%, 1/15/10                                                                41,900,000     50,077,162
 7.25%, 5/15/30 8                                                              12,155,000     15,357,770
----------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips,
 6.28%, 1/15/21 9                                                              18,500,000      7,624,479
----------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 4.75%, 7/15/04                                                                 1,680,000      1,702,546
 5.375%, 11/13/08                                                              16,600,000     18,192,455
----------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 6.125%, 11/15/27                                                               6,448,000      7,523,004
 6.875%, 8/15/25                                                               43,440,000     54,926,188
 9.25%, 2/15/16                                                                44,850,000     65,726,285
 11.25%, 2/15/15                                                                1,450,000      2,362,878
 STRIPS, 4.90%, 2/15/16 9                                                      24,460,000     14,085,315
 STRIPS, 5.91%, 11/15/24 9                                                     14,690,000      4,983,230



                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                              PRINCIPAL       MARKET VALUE
                                                                                AMOUNT         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS Continued
-------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 6%, 8/15/09                                             $ 37,900,000    $   43,479,903
-------------------------------------------------------------------------------------------------------------
 United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23           13,050,000        13,650,645
                                                                                             ----------------
 Total U.S. Government Obligations (Cost $735,833,510)                                          760,446,938

-------------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.5%
-------------------------------------------------------------------------------------------------------------
 Undivided interest of 3.12% in joint repurchase agreement (Principal Amount/
 Market Value $178,071,000, with a maturity value of $178,085,542) with Banc
 One Capital Markets, Inc., 0.98%, dated 2/27/04, to be repurchased at
 $5,552,453 on 3/1/04, collateralized by U.S. Treasury Nts., 5%, 5/2/11, with a value of $45,240,809, U.S. Treasury Bonds, 3.125%, 9/30/08, with a value of $102,650,000 and U.S. Treasury Bills, 4/29/04, with a value of
 $33,847,097 (Cost $5,552,000)                                                  5,552,000         5,552,000

-------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,788,867,229)                                  147.1%    1,819,375,147
-------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                              (47.1)     (582,440,195)
                                                                             --------------------------------
 NET ASSETS                                                                         100.0%   $1,236,934,952
                                                                             ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,531,531 or 0.53% of the Fund's net assets as of February 29, 2004.
4. Issue is in default. See Note 1 of Notes to Financial Statements.
5. Non-income producing security.
6. When-issued security to be delivered and settled after February 29, 2004. See
Note 1 of Notes to Financial Statements.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $19,984,810 or 1.62% of the Fund's net assets as of February 29, 2004.
8. Securities with an aggregate market value of $8,384,898 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
9. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES   Unaudited
--------------------------------------------------------------------------------

 FEBRUARY 29, 2004
---------------------------------------------------------------------------------------------------------------
 ASSETS
---------------------------------------------------------------------------------------------------------------
 Investments, at value (including securities loaned of approximately $147,813,000)
 (cost $1,788,867,229)--see accompanying statement                                           $  1,819,375,147
---------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                 153,498,111
---------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold on a when-issued basis                                                          121,924,653
 Interest and principal paydowns                                                                    9,821,585
 Shares of beneficial interest sold                                                                 1,280,599
 Futures margins                                                                                       19,057
 Other                                                                                                 30,666
                                                                                             ------------------
 Total assets                                                                                   2,105,949,818

---------------------------------------------------------------------------------------------------------------
 LIABILITIES
---------------------------------------------------------------------------------------------------------------
 Bank overdraft                                                                                     3,243,846
---------------------------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                                       153,498,111
---------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased on a when-issued basis                                                     707,272,643
 Shares of beneficial interest redeemed                                                             3,389,957
 Distribution and service plan fees                                                                   503,212
 Dividends                                                                                            476,062
 Transfer and shareholder servicing agent fees                                                        225,702
 Trustees' compensation                                                                               197,053
 Shareholder communications                                                                           160,974
 Other                                                                                                 47,306
                                                                                             ------------------
 Total liabilities                                                                                869,014,866

---------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                  $  1,236,934,952
                                                                                             ==================

---------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                  $        124,185
---------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                     1,206,747,687
---------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                  3,382,250
---------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                      (3,777,410)
---------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                        30,458,240
                                                                                             ------------------
 NET ASSETS                                                                                  $  1,236,934,952
                                                                                             ==================







                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

-----------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $748,222,473 and 75,080,405 shares of beneficial interest outstanding)                      $ 9.97
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                             $10.47
-----------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $301,519,968
 and 30,295,281 shares of beneficial interest outstanding)                                   $ 9.95
-----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $156,573,557
 and 15,736,761 shares of beneficial interest outstanding)                                   $ 9.95
-----------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,312,022
 and 2,841,175 shares of beneficial interest outstanding)                                    $ 9.96
-----------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $2,306,932 and 231,561 shares of beneficial interest outstanding)                 $ 9.96


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










                     17 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended February 29, 2004
-----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
 Interest                                                                             $  23,449,986
-----------------------------------------------------------------------------------------------------
 Fee income                                                                               7,004,820
-----------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                      23,476
                                                                                      ---------------
 Total investment income                                                                 30,478,282

-----------------------------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------------------------
 Management fees                                                                          3,702,379
-----------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                    935,510
 Class B                                                                                  1,650,590
 Class C                                                                                    844,222
 Class N                                                                                     68,087
-----------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                    883,839
 Class B                                                                                    422,754
 Class C                                                                                    179,595
 Class N                                                                                     68,339
 Class Y                                                                                         37
-----------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                     74,912
 Class B                                                                                     36,578
 Class C                                                                                     16,627
 Class N                                                                                      2,480
 Class Y                                                                                          6
-----------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                      38,469
-----------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                 29,014
-----------------------------------------------------------------------------------------------------
 Other                                                                                        8,457
                                                                                      ---------------
 Total expenses                                                                           8,961,895
 Less reduction to custodian expenses                                                        (3,211)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A            (10,564)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B             (5,499)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C             (1,518)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N            (19,539)
                                                                                      ---------------
 Net expenses                                                                             8,921,564

-----------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                   21,556,718






                     18 | OPPENHEIMER U.S. GOVERNMENT TRUST

-----------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                                          $  16,742,211
 Closing of futures contracts                                                           (18,776,162)
                                                                                      ---------------
 Net realized loss                                                                       (2,033,951)
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                             29,656,782
 Futures contracts                                                                        1,699,898
                                                                                      ---------------
 Net change in unrealized appreciation (depreciation)                                    31,356,680

-----------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $  50,879,447
                                                                                      ===============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

















                     19 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                             FEBRUARY 29, 2004         AUGUST 31,
                                                                                   (UNAUDITED)               2003
-------------------------------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------------------------------
 Net investment income                                                          $   21,556,718     $   40,086,292
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                           (2,033,951)        26,945,068
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                               31,356,680        (42,141,295)
                                                                                -----------------------------------
 Net increase in net assets resulting from operations                               50,879,447         24,890,065

-------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                           (14,030,250)       (25,847,338)
 Class B                                                                            (4,629,093)        (8,971,265)
 Class C                                                                            (2,406,578)        (4,631,361)
 Class N                                                                              (439,693)          (530,810)
 Class Y                                                                               (50,410)          (105,183)
-------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                            (1,493,951)        (1,948,171)
 Class B                                                                              (633,567)          (936,453)
 Class C                                                                              (319,155)          (466,417)
 Class N                                                                               (54,445)           (45,634)
 Class Y                                                                                (4,531)            (6,797)

-------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                           (98,007,691)       (12,386,022)
 Class B                                                                           (76,223,805)       (17,645,395)
 Class C                                                                           (39,459,145)       (10,392,807)
 Class N                                                                             1,806,953         12,896,822
 Class Y                                                                              (338,346)          (224,999)

-------------------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------------------
 Total decrease                                                                   (185,404,260)       (46,351,765)
-------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                             1,422,339,212      1,468,690,977
                                                                                -----------------------------------
 End of period (including accumulated net investment income of
 $3,382,250 and $3,381,556, respectively)                                       $1,236,934,952     $1,422,339,212
                                                                                ===================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     20 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                               YEAR
                                                      ENDED                                                              ENDED
                                          FEBRUARY 29, 2004                                                         AUGUST 31,
 CLASS A                                        (UNAUDITED)           2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $9.76          $9.88        $9.52        $9.19        $9.15        $9.74
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .18            .28          .54          .51          .58          .56
 Net realized and unrealized gain (loss)                .23           (.10)         .36          .36          .04         (.59)
                                                      --------------------------------------------------------------------------
 Total from investment operations                       .41            .18          .90          .87          .62         (.03)
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                  (.18)          (.28)        (.54)        (.54)        (.57)        (.55)
 Distributions from net realized gain                  (.02)          (.02)          --           --           --           --
 Tax return of capital distribution                      --             --           --           --         (.01)        (.01)
                                                      --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.20)          (.30)        (.54)        (.54)        (.58)        (.56)
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                       $9.97          $9.76        $9.88        $9.52        $9.19        $9.15
                                                      =========================================================================-

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    4.20%          1.85%        9.75%        9.75%        7.03%       (0.40)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $748,222       $830,310     $853,671     $599,659     $559,194     $579,064
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $781,217       $906,353     $679,657     $580,177     $542,931     $591,229
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 3.60%          2.85%        5.57%        5.46%        6.37%        5.85%
 Total expenses                                        1.07% 3,4      1.01% 3      1.06% 3      0.91% 3      1.12% 3      1.06% 3
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 47%            72%         121%         215%         181%         199%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                               YEAR
                                                      ENDED                                                              ENDED
                                          FEBRUARY 29, 2004                                                         AUGUST 31,
CLASS B                                         (UNAUDITED)           2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $9.75          $9.87        $9.51        $9.18        $9.14        $9.73
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .14            .21          .46          .45          .51          .48
 Net realized and unrealized gain (loss)                .22           (.10)         .36          .35          .04         (.59)
                                                      --------------------------------------------------------------------------
 Total from investment operations                       .36            .11          .82          .80          .55         (.11)
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                  (.14)          (.21)        (.46)        (.47)        (.50)        (.47)
 Distributions from net realized gain                  (.02)          (.02)          --           --           --           --
 Tax return of capital distribution                      --             --           --           --         (.01)        (.01)
                                                      --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.16)          (.23)        (.46)        (.47)        (.51)        (.48)
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                       $9.95          $9.75        $9.87        $9.51        $9.18        $9.14
                                                      ==========================================================================

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    3.69%          1.07%        8.93%        8.92%        6.22%       (1.15)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $301,520       $370,984     $393,355     $204,576     $140,512     $174,622
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $330,958       $431,102     $266,559     $169,440     $151,770     $160,782
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 2.81%          2.08%        4.74%        4.67%        5.60%        5.09%
 Total expenses                                        1.86% 3,4      1.78% 3      1.82% 3      1.67% 3      1.87% 3      1.81% 3
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 47%            72%         121%         215%         181%         199%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                 SIX MONTHS                                                               YEAR
                                                      ENDED                                                              ENDED
                                          FEBRUARY 29, 2004                                                         AUGUST 31,
CLASS C                                         (UNAUDITED)           2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $9.75          $9.87        $9.50        $9.18        $9.14        $9.72
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .15            .21          .46          .45          .51          .48
 Net realized and unrealized gain (loss)                .21           (.10)         .37          .34          .04         (.58)
                                                      --------------------------------------------------------------------------
 Total from investment operations                       .36            .11          .83          .79          .55         (.10)
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                  (.14)          (.21)        (.46)        (.47)        (.50)        (.47)
 Distributions from net realized gain                  (.02)          (.02)          --           --           --           --
 Tax return of capital distribution                      --             --           --           --         (.01)        (.01)
                                                      --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.16)          (.23)        (.46)        (.47)        (.51)        (.48)
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                       $9.95          $9.75        $9.87        $9.50        $9.18        $9.14
                                                      ==========================================================================

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    3.72%          1.12%        9.05%        8.81%        6.21%       (1.05)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $156,574       $192,496     $205,349     $124,542      $91,496      $67,691
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $169,269       $216,954     $144,852     $109,060      $77,875      $56,943
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 2.85%          2.13%        4.76%        4.69%        5.61%        5.11%
 Total expenses                                        1.81% 3,4      1.74% 3      1.81% 3      1.67% 3      1.88% 3      1.81% 3
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 47%            72%         121%         215%         181%         199%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                   YEAR
                                                          ENDED                                  ENDED
                                              FEBRUARY 29, 2004                             AUGUST 31,
CLASS N                                             (UNAUDITED)         2003         2002       2001 1
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $9.76        $9.88        $9.52        $9.45
--------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                      .16          .24          .50          .25
 Net realized and unrealized gain (loss)                    .22         (.10)         .39          .07
                                                          ----------------------------------------------
 Total from investment operations                           .38          .14          .89          .32
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                      (.16)        (.24)        (.53)        (.25)
 Distributions from net realized gain                      (.02)        (.02)          --           --
 Tax return of capital distribution                          --           --           --           --
                                                          ----------------------------------------------
 Total dividends and/or distributions to shareholders      (.18)        (.26)        (.53)        (.25)
--------------------------------------------------------------------------------------------------------

 Net asset value, end of period                           $9.96        $9.76        $9.88        $9.52
                                                          ==============================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                        3.89%        1.45%        9.62%        3.50%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $28,312      $25,947      $13,453         $513
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $27,354      $22,027      $ 6,092         $ 90
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     3.22%        2.41%        5.21%        5.54%
 Total expenses                                            1.60%        1.52%        1.31%        0.85%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                           1.46%        1.42%         N/A 4        N/A 4
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     47%          72%         121%         215%


1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                     SIX MONTHS                                                     YEAR
                                                          ENDED                                                    ENDED
                                              FEBRUARY 29, 2004                                               AUGUST 31,
CLASS Y                                             (UNAUDITED)         2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $9.76        $9.88      $9.52      $9.19      $9.15      $9.74
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .20          .33        .56        .56        .62        .51
 Net realized and unrealized gain (loss)                    .22         (.10)       .36        .34        .03       (.59)
                                                          ----------------------------------------------------------------
 Total from investment operations                           .42          .23        .92        .90        .65       (.08)
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                      (.20)        (.33)      (.56)      (.57)      (.61)      (.50)
 Distributions from net realized gain                      (.02)        (.02)        --         --         --         --
 Tax return of capital distribution                          --           --         --         --         -- 1     (.01)
                                                          ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.22)        (.35)      (.56)      (.57)      (.61)      (.51)
--------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                           $9.96        $9.76      $9.88      $9.52      $9.19      $9.15
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        4.34%        2.37%     10.05%     10.10%      7.39%     (0.83)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $2,307       $2,602     $2,861     $1,522       $333         $1
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $2,480       $3,133     $1,933     $  464       $ 27         $1
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     4.08%        3.36%      5.80%      5.83%      6.51%      6.19%
 Total expenses                                            0.58%        0.59%      0.83%      1.06% 4    0.83%      0.69%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         N/A 5        N/A 5     0.81%      0.61%       N/A 5      N/A 5
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     47%          72%       121%       215%       181%       199%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

  ----------------------------------------------------------------------------
   1. SIGNIFICANT ACCOUNTING POLICIES
   Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
        The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
        The following is a summary of significant accounting policies consistently followed by the Fund.

  ---------------------------------------------------------------------------
   SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

  ---------------------------------------------------------------------------
   SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do

                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST
   not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of February 29, 2004, the Fund had entered into net when issued commitments of $585,347,990.
        In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.
        Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

  ---------------------------------------------------------------------------
   SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 29, 2004, securities with an aggregate market value of $11,375, representing less than 0.01% of the Fund's net assets, were in default.

  ---------------------------------------------------------------------------
   JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

  ---------------------------------------------------------------------------
   ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

   NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  ----------------------------------------------------------------------------
   1. SIGNIFICANT ACCOUNTING POLICIES Continued

   FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
        As of February 29, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $3,169,714 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $0 and $0, respectively, of carryforward to offset capital gains realized.

   As of August 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                         EXPIRING
                         ----------------------------
                         2011              $1,135,763

  ---------------------------------------------------------------------------
   TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2004, the Fund's projected benefit obligations were increased by $17,287 and payments of $16,033 were made to retired trustees, resulting in an accumulated liability of $163,552 as of February 29, 2004.
        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

  ---------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

  ---------------------------------------------------------------------------
   INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST
   the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

  ---------------------------------------------------------------------------
   EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

  ---------------------------------------------------------------------------
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

  ---------------------------------------------------------------------------
   OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  ----------------------------------------------------------------------------
   2. SHARES OF BENEFICIAL INTEREST
   The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS ENDED FEBRUARY 29, 2004         YEAR ENDED AUGUST 31, 2003
                                                             SHARES            AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                                     8,693,505     $  85,730,027        56,652,571    $ 564,246,786
 Dividends and/or
 distributions reinvested                                 1,336,173        13,203,055         2,381,759       23,695,252
 Redeemed                                               (19,981,413)     (196,940,773)      (60,388,778)    (600,328,060)
                                                        ------------------------------------------------------------------
 Net decrease                                            (9,951,735)    $ (98,007,691)       (1,354,448)   $ (12,386,022)
                                                        ==================================================================

--------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                     2,069,876     $  20,390,735        20,228,243    $ 201,205,017
 Dividends and/or
 distributions reinvested                                   440,560         4,345,933           805,769        8,009,852
 Redeemed                                               (10,256,522)     (100,960,473)      (22,848,238)    (226,860,264)
                                                        ------------------------------------------------------------------
 Net decrease                                            (7,746,086)    $ (76,223,805)       (1,814,226)   $ (17,645,395)
                                                        ==================================================================

--------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                     1,380,807     $  13,604,286        10,172,062    $ 101,135,131
 Dividends and/or
 distributions reinvested                                   237,470         2,341,910           433,362        4,305,775
 Redeemed                                                (5,626,541)      (55,405,341)      (11,673,080)    (115,833,713)
                                                        ------------------------------------------------------------------
 Net decrease                                            (4,008,264)    $ (39,459,145)       (1,067,656)   $ (10,392,807)
                                                        ==================================================================

--------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                                       701,657     $   6,916,647         2,734,977    $  27,196,182
 Dividends and/or
 distributions reinvested                                    48,623           480,361            56,283          559,905
 Redeemed                                                  (566,429)       (5,590,055)       (1,495,408)     (14,859,265)
                                                        ------------------------------------------------------------------
 Net increase                                               183,851     $   1,806,953         1,295,852    $  12,896,822
                                                        ==================================================================


                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued


                                                   SIX MONTHS ENDED FEBRUARY 29, 2004         YEAR ENDED AUGUST 31, 2003
                                                             SHARES            AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                       103,863      $  1,030,582           194,270      $ 1,933,455
 Dividends and/or
 distributions reinvested                                     5,534            54,673            11,213          111,561
 Redeemed                                                  (144,301)       (1,423,601)         (228,630)      (2,270,015)
                                                        ------------------------------------------------------------------
 Net decrease                                               (34,904)     $   (338,346)          (23,147)     $  (224,999)
                                                        ==================================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $594,880,973 and $884,064,166, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion.
    Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $1,568,668 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.




                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $9,679,376, $2,183,507 and $465,042, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A             CLASS B            CLASS C            CLASS N
                          CLASS A        CONTINGENT          CONTINGENT         CONTINGENT         CONTINGENT
                        FRONT-END          DEFERRED            DEFERRED           DEFERRED           DEFERRED
                    SALES CHARGES     SALES CHARGES       SALES CHARGES      SALES CHARGES      SALES CHARGES
 SIX MONTHS           RETAINED BY       RETAINED BY         RETAINED BY        RETAINED BY        RETAINED BY
 ENDED                DISTRIBUTOR       DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------
 February 29, 2004       $191,139            $2,070            $688,055            $16,850            $19,143



                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------

   NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  ---------------------------------------------------------------------------
   5. FUTURES CONTRACTS
   A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
        The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
        Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
        Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

   As of February 29, 2004, the Fund had outstanding futures contracts as follows:

                                                                                           UNREALIZED
                                         EXPIRATION    NUMBER OF     VALUATION AS OF      APPRECIATION
 CONTRACT DESCRIPTION                         DATES    CONTRACTS   FEBRUARY 29, 2004     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds                            6/21/04          314        $ 35,305,375         $ 180,681
 U.S. Treasury Nts., 5 yr.                  6/21/04          152          17,085,750            19,618
 U.S. Treasury Nts., 10 yr.                 3/22/04          147          16,960,125           136,418
                                                                                             -----------
                                                                                               336,717
                                                                                             -----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.                  6/30/04        1,825         391,519,531          (305,703)
 U.S. Treasury Nts., 10 yr.                 6/21/04           97          11,045,875           (80,692)
                                                                                             -----------
                                                                                              (386,395)
                                                                                             -----------
                                                                                             $ (49,678)
                                                                                             ===========

                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST

  ----------------------------------------------------------------------------
   6. ILLIQUID SECURITIES
   As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was $22,875,390, which represents 1.85% of the Fund's net assets.

  ----------------------------------------------------------------------------
   7. SECURITIES LENDING
   The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of February 29, 2004, the Fund had on loan securities valued at approximately $147,813,000. Cash of $153,498,111 was received as collateral for the loans, and has been invested in approved instruments.

  ----------------------------------------------------------------------------
   8. BORROWING AND LENDING ARRANGEMENTS
   The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
      The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.


                     33 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
   PORTFOLIO PROXY VOTING
   POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

  ----------------------------------------------------------------------------
   The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

















                     34 | OPPENHEIMER U.S. GOVERNMENT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR

              270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)